ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Research and development costs	$ 703,783	$ 135,789	$ 1,882,345	$ 332,642
Cash and cash equivalents	5,706,628	4,053,771	6,553,768	4,296,676	$ 392,007
Uninsured cash and cash equivalents	5,421,940		6,269,116	3,933,002
Depreciation expense	$ 6,714	$ 1,395	$ 14,468	$ 1,861
Computer software developed or acquired for internal use | Minimum
Estimated useful life	3 years
Computer software developed or acquired for internal use | Maximum
Estimated useful life	10 years
Computer equipment | Minimum
Estimated useful life	2 years
Computer equipment | Maximum
Estimated useful life	3 years
Buildings and improvements | Minimum
Estimated useful life	5 years		5 years
Buildings and improvements | Maximum
Estimated useful life	15 years		15 years
Leasehold improvements | Minimum
Estimated useful life	2 years		2 years
Leasehold improvements | Maximum
Estimated useful life	10 years		10 years
Furniture and equipment | Minimum
Estimated useful life	1 year
Furniture and equipment | Maximum
Estimated useful life	5 years
Computer equipment and software | Minimum
Estimated useful life			3 years
Computer equipment and software | Maximum
Estimated useful life			10 years
Office equipment | Minimum
Estimated useful life			2 years
Office equipment | Maximum
Estimated useful life			3 years
Machinery and equipment | Minimum
Estimated useful life			1 year
Machinery and equipment | Maximum
Estimated useful life			5 years